Commitments, Contingencies and Legal Proceedings (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Commitments, Contingencies and Legal Proceedings
2023		$ 657,807
2024	$ 27,158	210,935
Total remaining payments	27,158	868,742
Less Imputed Interest	(314)	(36,602)
Total lease liability	$ 26,844	832,140
Less current portion of operating lease liability		(628,371)
Operating lease liability, net of current portion		$ 203,769